Inverse SP 500 Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(14.75%)	(13.91%)		(12.89%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(17.72%)	(14.79%)		(13.37%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(8.78%)	(10.05%)		(8.20%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(17.41%)	(14.10%)		(12.65%)